                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:

   /s/ Sheldon Brody        New York, NY          May 12, 2005

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                    3
         Form 13F Information Table Entry Total               49
         Form 13F Information Table Value Total:        $330,631 (thousands)

List of Other Included Managers:

         No.     Form 13F File No.   Name

         01      28-5534             Centurion Advisors, L.P.
         02      28-5414             Centurion Investment Group, L.P.
         03      28-7106             Centurion Investors, LLC

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                             Form 13F as of 03/31/05
                     REPORTING MANAGER: RAIFF PARTNERS, INC.

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      Column 1                Column 2  Column 3   Column 4               Column 5        Column 6      Column 7      Column 8
   Name of Issuer              Title     Cusip    Fair Market  Shares or  SH/PRN  Put/   Investment                Voting Authority
                              of Class   Number      Value     Principal          Call   Discretion
                                                                Amount                                  Managers   Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
21st CENTURY HOLDING CO         CS    90136Q100     1,326,920         98,000 SH          DEFINED           1,2,3    98,000
ABITIBI - CONSOLIDATED          CS    003924107       989,894        213,800 SH          DEFINED           1,2,3   213,800
AGRIUM INC                      CS    008916108     2,828,750        155,000 SH          DEFINED           1,2,3   155,000
ALTRIA GROUP                    CS    718154107     9,154,600        140,000 SH          DEFINED           1,2,3   140,000
ANADARKO PETROLEUM              CS    032511107     8,371,000        110,000 SH          DEFINED           1,2,3   110,000
APPLE COMPUTER                  CS    037833100    10,417,500        250,000 SH          DEFINED           1,2,3   250,000
ARES CAPITAL CORP               CS    04010L103        82,000          5,000 SH          DEFINED           1,2,3     5,000
AXIS CAPITAL HOLDINGS LTD       CS    G0692U109    12,168,000        450,000 SH          DEFINED           1,2,3   450,000
BANK OF AMERICA CORP            CS    060505104     7,056,000        160,000 SH          DEFINED           1,2,3   160,000
BEAZER HOMES USA INC            CS    07556Q105    16,747,974        335,900 SH          DEFINED           1,2,3   335,900
BENIHANA INC                    CS    082047101     2,971,360        196,000 SH          DEFINED           1,2,3   196,000
BON TON STORES INC.             CS    09776J101     4,043,115        223,500 SH          DEFINED           1,2,3   223,500
CHUBB                           CS    171232101     3,567,150         45,000 SH          DEFINED           1,2,3    45,000
CITIZENS COMMUNICATIONS CO      CS    17453B101       323,500         25,000 SH          DEFINED           1,2,3    25,000
CLAIRE STORES INC               CS    179584107     3,801,600        165,000 SH          DEFINED           1,2,3   165,000
DRESS BARN                      CS    261570105     3,984,714        218,700 SH          DEFINED           1,2,3   218,700
EDUCATION REALTY TRUST INC      CS    28140H104       665,200         40,000 SH          DEFINED           1,2,3    40,000
EMPRESA BRASILIERA
  DE AERONAUTICA                CS    29081M102       156,500          5,000 SH          DEFINED           1,2,3     5,000
FEDERATED DEP COM               CS    31410H101    17,501,000        275,000 SH          DEFINED           1,2,3   275,000
GAMESTOP CORP                   CS    36466R101     4,432,000        200,000 SH          DEFINED           1,2,3   200,000
HARTFORD FINANCIAL
  SERVICES GROUP                CS    416515104     5,827,600         85,000 SH          DEFINED           1,2,3    85,000
HOUSEHOLD INTERNATIONAL
  10% 6/30/30 PFD              PFD    44180s207       101,200          4,000 SH          DEFINED           1,2,3     4,000
INTEL                           CS    458140100     4,646,000        200,000 SH          DEFINED           1,2,3   200,000
JOS A BANK CLOTHIERS INC        CS    480838101       879,000         30,000 SH          DEFINED           1,2,3    30,000
KERR-MCGEE                      CS    492386107    15,900,990        203,000 SH          DEFINED           1,2,3   203,000
LEHMAN BROTHERS                 CS    524908100    16,948,800        180,000 SH          DEFINED           1,2,3   180,000
LOEWS CORP COM                  CS    540424108    12,869,500        175,000 SH          DEFINED           1,2,3   175,000
La QUINTA PPTYS INC
  9.0% SER A 1/10              PFD    50419Q201       145,350          5,700 SH          DEFINED           1,2,3     5,700
MORGAN STANLEY                  CS    617446448    13,740,000        240,000 SH          DEFINED           1,2,3   240,000
MOSAIC CO                       CS    61945A107     3,667,900        215,000 SH          DEFINED           1,2,3   215,000
NEIMAN MARCUS A                 CS    640204202    27,718,379        302,900 SH          DEFINED           1,2,3   302,900
ORIENT EXPRESS HOTELS LTD       CS    G67743107     1,456,380         55,800 SH          DEFINED           1,2,3    55,800
OXFORD INDUSTRIES INC           CS    691497309     7,932,712        216,800 SH          DEFINED           1,2,3   216,800
PATHMARK STORES INC             CS    70322A101     3,066,660        486,000 SH          DEFINED           1,2,3   486,000
PENNEY (J.C.)                   CS    708160106     1,298,000         25,000 SH          DEFINED           1,2,3    25,000
PERRY ELLIS INTERNATIONAL       CS    288853104     4,431,900        197,500 SH          DEFINED           1,2,3   197,500
PLAYBOY ENTERPRISES - CL B      CS    728117300     1,104,240         85,600 SH          DEFINED           1,2,3    85,600
POLO RALPH LAUREN CORP          CS    731572103    11,131,720        286,900 SH          DEFINED           1,2,3   286,900
PRECISION CASTPARTS CORP        CS    740189105     8,240,070        107,000 SH          DEFINED           1,2,3   107,000
PREMCOR, INC                    CS    74045Q104     9,071,360        152,000 SH          DEFINED           1,2,3   152,000
QUALITY DISTRIBUTION INC        CS    74756M102       997,115         91,900 SH          DEFINED           1,2,3    91,900
RETAIL VENTURES INC             CS    76128Y102       455,500         50,000 SH          DEFINED           1,2,3    50,000
SEARS HOLDINGS CORP             CS    812350106    33,906,414        254,610 SH          DEFINED           1,2,3   254,610
SIRIUS SATELLITE RADIO INC      CS    82966U103       702,500        125,000 SH          DEFINED           1,2,3   125,000
TIFFANY & CO                    CS    886547108     4,487,600        130,000 SH          DEFINED           1,2,3   130,000
TOYS R US                       CS    892335100     1,723,344         66,900 SH          DEFINED           1,2,3    66,900
UNIVERSAL HEALTH REALTY
  INCOME TRUST                  CS    91359e105        31,075          1,100 SH          DEFINED           1,2,3     1,100
UNOCAL                          CS    915289102    19,432,350        315,000 SH          DEFINED           1,2,3   315,000
WYNN RESORTS LTD                CS    983134107     8,128,800        120,000 SH          DEFINED           1,2,3   120,000


TOTAL PORTFOLIO                                   330,631,236
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